Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	PRER14A
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Amendment Flag	true
Amendment Description	This revised proxy statement of Iovance Biotherapeutics, Inc. (the "Company") amends, restates and supersedes the preliminary proxy statement on Schedule 14A filed by the Company with the Securities and Exchange Commission on April 14, 2023 (the "original proxy statement"), which was filed in connection with the Company's 2023 Annual Meeting of Stockholders. This proxy statement is being filed: (1) to add the names of the director nominees in Proposal 1, (2) to include the proposed increase of the number of shares of common stock to be authorized for grant of equity awards under the Company's 2018 Equiy Incentive Plan, as amended, for Proposal No. 4 (3) to include the proposed increase of the number of shares of common stock to be authorized for grant of equity awards under the Company's 2020 Employee Stock Purchase Plan, as amended, for Proposal No. 5 and (4) to include the proposed increase of the number of authorized shares of common stock in the Company's Certificate of Incorporation, as amended, for Proposal No. 6. This revised proxy statement should be read in place of the original proxy statement, and amends, restates and supersedes the original proxy statement in all respects.